UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

j.p. morgan acceptance corporation ii

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

J.P. Morgan Mortgage Trust 2021-13
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Ian Sterling, (212) 648-0364

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Form ABS Due Diligence-15E
99.2	AMC Data Compare
99.3	AMC Exception Report
99.4	AMC Rating Agency Grades
99.5	AMC Valuation Summary
99.6	Clayton Services LLC (“Clayton”) Due Diligence Narrative
99.7	Clayton Data Compare
99.8	Clayton Exception Report
99.9	Clayton Rating Agency Grades
99.10	Clayton Valuation Summary
99.11	Covius Real Estate Services, LLC (“Covius”) Form ABS Due Diligence-15E
99.12	Covius Tape Compare
99.13	Covius Exceptions Report
99.14	Covius Grades Report
99.15	Covius Valuation Report
99.16	Covius QM ATR Report
99.17	Digital Risk, LLC (“Digital Risk”) Narrative
99.18	Digital Risk Data Integrity Report
99.19	Digital Risk Rebuttal Findings Report
99.20	Digital Risk Rating Agency Report
99.21	Digital Risk Valuation Report
99.22	Wipro Opus Risk Solutions, LLC (“Opus”) Due Diligence Narrative
99.23	Opus Data Compare
99.24	Opus Exception Report
99.25	Opus Rating Agency Grades
99.26	Opus Valuation Summary
99.27	Inglet Blair, LLC (“Inglet Blair”) Due Diligence Narrative
99.28	Inglet Blair Data Compare
99.29	Inglet Blair Exception Report
99.30	Inglet Blair Rating Agency Grades
99.31	Inglet Blair Valuation Summary
99.32	Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

j.p. morgan acceptance corporation ii

(Depositor)

Date: October 14, 2021

             /s/ Michael Brown

Name: Michael Brown

Title:    Chief Executive Officer (Senior Officer in charge of securitization)